Dec. 15, 2017

Statutory Prospectus Supplement dated October 2, 2018

Important Notice Regarding Change in Investment Strategy for Invesco Floating Rate Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class A, C, R and Y shares of Invesco Floating Rate Fund. Effective on or about December 3, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the ninth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use currency futures to hedge its exposure to foreign currencies.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”

Statutory Prospectus Supplement dated October 2, 2018

Important Notice Regarding Change in Investment Strategy for Invesco Floating Rate Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Floating Rate Fund. Effective on or about December 3, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers.”

The following information replaces in its entirety the ninth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and swap contracts.”

The following information replaces in its entirety the tenth paragraph appearing under the heading “Fund Summaries – Invesco Floating Rate Fund – Principal Investment Strategies of the Fund”:

“The Fund can engage in foreign currency transactions either on a spot basis (i.e. for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use currency futures to hedge its exposure to foreign currencies.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and currency swaps, to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.”